Expense Example, No Redemption {- Franklin Convertible Securities Fund} - Franklin Investors Securities Trust - FIST1-32 - Franklin Convertible Securities Fund - Class C	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 162
3 Years	502
5 Years	866
10 Years	$ 1,889